Condensed Financial Statements of Parent (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Condensed Financial Statements
Net income (loss)	$ 28,688	$ 31,030	$ 39,646	$ 22,660	$ 33,373	$ 9,316	$ (4,048)	$ (10,709)	$ 343	$ 53,984	$ 56,033	$ 126,709	$ (5,098)	$ (6,531)
Comprehensive income (loss) applicable to Hilltop	42,064			(6,228)						86,059	27,724	82,385	(11,481)	2,182
Hilltop Holdings Inc.
Condensed Financial Statements
Net income (loss)												126,709	(5,098)	(6,531)
Other comprehensive income (loss), net of tax												(43,418)	(4,900)	8,581
Comprehensive income (loss) applicable to Hilltop												$ 83,291	$ (9,998)	$ 2,050